UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2016

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.8%
Aerospace – 1.4%
MTU Aero Engines AG	369,928	$35,481,122
Rolls-Royce Holdings PLC	6,905,882	67,644,667

		$103,125,789

Alcoholic Beverages – 5.5%
AmBev S.A., ADR	9,331,392	$48,336,611
Carlsberg Group	541,911	51,638,156
Diageo PLC	4,392,273	118,692,583
Heineken N.V.	293,457	26,597,103
Pernod Ricard S.A.	1,525,453	170,109,666

		$415,374,119

Apparel Manufacturers – 2.7%
Global Brands Group Holding Ltd. (a)	221,887,429	$26,887,298
Li & Fung Ltd.	73,680,429	43,596,482
LVMH Moet Hennessy Louis Vuitton S.A.	806,544	138,123,842

		$208,607,622

Automotive – 3.1%
Delphi Automotive PLC	557,466	$41,821,099
DENSO Corp.	3,700,300	148,741,901
Honda Motor Co. Ltd.	1,513,400	41,497,644

		$232,060,644

Broadcasting – 4.0%
ProSiebenSat.1 Media SE	953,350	$49,017,453
WPP Group PLC	11,053,259	258,290,202

		$307,307,655

Business Services – 6.9%
Amadeus IT Holding S.A.	2,041,465	$87,553,228
Bureau Veritas S.A.	1,989,895	44,323,701
Compass Group PLC	12,756,652	224,990,980
Randstad Holding N.V.	2,082,659	115,435,764
Tata Consultancy Services Ltd.	1,331,168	50,661,674

		$522,965,347

Cable TV – 1.7%
Sky PLC	8,572,471	$126,077,043

Chemicals – 0.5%
Orica Ltd.	3,169,459	$37,342,164

Computer Software – 3.8%
Check Point Software Technologies Ltd. (a)	711,986	$62,277,415
Dassault Systemes S.A.	701,129	55,631,617
SAP SE	2,065,150	167,080,316

		$284,989,348

Computer Software – Systems – 0.5%
Hon Hai Precision Industry Co. Ltd.	14,747,106	$38,856,407

Conglomerates – 1.0%
Smiths Group PLC	4,977,859	$76,928,080

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 5.4%
Beiersdorf AG	1,602,943	$144,715,271
L’Oréal S.A.	421,896	75,587,879
Reckitt Benckiser Group PLC	1,931,646	186,712,174

		$407,015,324

Electrical Equipment – 2.9%
Legrand S.A.	1,167,374	$65,414,834
Schneider Electric S.A.	2,453,134	155,035,528

		$220,450,362

Electronics – 6.5%
Hoya Corp.	5,157,200	$196,170,183
Kyocera Corp.	1,766,700	77,813,603
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,252,068	216,204,182

		$490,187,968

Energy – Independent – 0.3%
INPEX Corp.	3,257,300	$24,702,168

Energy – Integrated – 1.9%
Eni S.p.A.	3,309,359	$50,084,069
Suncor Energy, Inc.	3,268,489	91,026,947

		$141,111,016

Food & Beverages – 6.4%
Danone S.A.	2,724,813	$193,816,295
Nestle S.A.	3,859,816	288,417,430

		$482,233,725

Food & Drug Stores – 0.7%
Loblaw Cos. Ltd.	947,594	$53,057,968

Insurance – 3.1%
AIA Group Ltd.	30,013,889	$170,046,526
Prudential PLC	3,414,650	63,804,825

		$233,851,351

Internet – 0.7%
Alibaba Group Holding Ltd., ADR (a)	704,117	$55,646,367

Machinery & Tools – 2.3%
Daikin Industries Ltd.	775,900	$57,993,432
Fanuc Ltd.	498,400	77,431,463
Kubota Corp.	3,127,000	42,690,795

		$178,115,690

Major Banks – 1.9%
Barclays PLC	24,189,141	$52,112,480
HSBC Holdings PLC	14,598,312	90,975,054

		$143,087,534

Medical Equipment – 2.5%
Sonova Holding AG	311,236	$39,748,095
Terumo Corp.	4,191,600	150,278,609

		$190,026,704

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Metals & Mining – 0.7%
Rio Tinto PLC	1,951,750	$54,816,593

Natural Gas – Distribution – 1.2%
Engie	5,990,767	$92,982,429

Other Banks & Diversified Financials – 8.6%
DBS Group Holdings Ltd.	10,291,551	$117,434,473
Element Financial Corp.	4,045,238	43,606,030
Housing Development Finance Corp. Ltd.	5,045,479	84,235,442
ING Groep N.V.	9,459,319	114,418,756
Julius Baer Group Ltd.	1,715,073	73,664,931
KBC Group N.V.	1,092,625	56,364,913
UBS Group AG	10,230,205	164,802,533

		$654,527,078

Pharmaceuticals – 9.3%
Bayer AG	2,289,654	$269,137,532
Merck KGaA	849,345	70,851,890
Novartis AG	1,850,380	134,128,736
Roche Holding AG	935,298	230,237,675

		$704,355,833

Railroad & Shipping – 2.3%
Canadian National Railway Co.	2,238,930	$139,843,568
Kuehne + Nagel International AG	252,928	35,957,836

		$175,801,404

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 2.0%
YUM! Brands, Inc.	1,897,194	$155,285,329

Specialty Chemicals – 5.5%
Akzo Nobel N.V.	1,943,510	$132,470,046
L’Air Liquide S.A.	1,437,903	161,802,807
Linde AG	605,575	88,237,177
Shin-Etsu Chemical Co. Ltd.	713,700	36,932,683

		$419,442,713

Specialty Stores – 1.4%
Hennes & Mauritz AB, “B”	2,855,919	$95,229,547
Hermes International	41,575	14,639,520

		$109,869,067

Telephone Services – 0.5%
Singapore Telecommunications Ltd.	13,351,789	$37,840,883

Tobacco – 1.6%
Japan Tobacco, Inc.	2,982,300	$124,279,062

Total Common Stocks		$7,502,320,786

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	58,461,639	$58,461,639

Total Investments		$7,560,782,425

OTHER ASSETS, LESS LIABILITIES – 0.4%		33,556,543

Net Assets – 100.0%		$7,594,338,968

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$7,502,320,786	$—	$—	$7,502,320,786
Mutual Funds	58,461,639	—	—	58,461,639
Total Investments	$7,560,782,425	$—	$—	$7,560,782,425

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,863,083,719
Gross unrealized appreciation	1,188,051,567
Gross unrealized depreciation	(490,352,861)
Net unrealized appreciation (depreciation)	$697,698,706

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	325,221,510	619,734,008	(886,493,879)	58,461,639

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$102,217	$58,461,639

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United Kingdom	17.4%
France	15.4%
Japan	12.9%
Switzerland	12.7%
Germany	10.9%
Netherlands	5.1%
Canada	4.3%
United States	3.8%
Taiwan	3.4%
Other Countries	14.1%

4

QUARTERLY REPORT

March 31, 2016

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.8%
Aerospace – 6.5%
Honeywell International, Inc.	17,734	$1,987,092
Lockheed Martin Corp.	6,269	1,388,584
Northrop Grumman Corp.	4,481	886,790
United Technologies Corp.	18,564	1,858,256

		$6,120,722

Alcoholic Beverages – 1.1%
Diageo PLC, ADR	9,754	$1,052,164

Automotive – 1.9%
Delphi Automotive PLC	8,042	$603,311
Harley-Davidson, Inc.	8,933	458,531
Johnson Controls, Inc.	18,441	718,646

		$1,780,488

Broadcasting – 3.0%
Omnicom Group, Inc.	17,732	$1,475,834
Time Warner, Inc.	10,868	788,473
Viacom, Inc., “B”	8,207	338,785
Walt Disney Co.	2,453	243,607

		$2,846,699

Brokerage & Asset Managers – 3.0%
BlackRock, Inc.	2,556	$870,497
Franklin Resources, Inc.	22,994	897,916
NASDAQ, Inc.	14,973	993,908

		$2,762,321

Business Services – 4.3%
Accenture PLC, “A”	22,946	$2,647,968
Equifax, Inc.	1,786	204,122
Fidelity National Information Services, Inc.	12,188	771,622
Fiserv, Inc. (a)	4,356	446,838

		$4,070,550

Cable TV – 1.2%
Comcast Corp., “A” (a)	18,912	$1,155,145

Chemicals – 5.4%
3M Co.	11,714	$1,951,904
E.I. du Pont de Nemours & Co.	11,746	743,757
Monsanto Co.	3,733	327,533
PPG Industries, Inc.	18,547	2,067,805

		$5,090,999

Computer Software – 0.8%
Oracle Corp.	18,321	$749,512

Computer Software – Systems – 1.2%
International Business Machines Corp.	7,195	$1,089,683

Construction – 0.5%
Stanley Black & Decker, Inc.	4,496	$473,024

Consumer Products – 0.8%
Newell Rubbermaid, Inc.	6,914	$306,221

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	5,577	$459,043

		$765,264

Containers – 0.5%
Crown Holdings, Inc. (a)	9,131	$452,806

Electrical Equipment – 3.1%
Danaher Corp.	14,472	$1,372,814
Pentair PLC	7,321	397,237
Tyco International PLC	31,852	1,169,287

		$2,939,338

Electronics – 1.7%
Analog Devices, Inc.	5,121	$303,112
Texas Instruments, Inc.	21,773	1,250,206

		$1,553,318

Energy – Independent – 1.7%
EOG Resources, Inc.	10,568	$767,026
Occidental Petroleum Corp.	12,486	854,417

		$1,621,443

Energy – Integrated – 2.6%
Chevron Corp.	10,613	$1,012,480
Exxon Mobil Corp.	17,068	1,426,714

		$2,439,194

Food & Beverages – 4.9%
Archer Daniels Midland Co.	18,583	$674,749
DANONE S.A., ADR	49,652	705,555
General Mills, Inc.	23,372	1,480,616
J.M. Smucker Co.	1,488	193,202
Nestle S.A., ADR	19,926	1,486,679

		$4,540,801

Food & Drug Stores – 1.8%
CVS Health Corp.	16,370	$1,698,060

General Merchandise – 0.7%
Target Corp.	8,234	$677,494

Health Maintenance Organizations – 0.5%
Cigna Corp.	3,107	$426,405

Insurance – 7.8%
Aon PLC	14,039	$1,466,374
Chubb Ltd.	14,134	1,684,066
MetLife, Inc.	31,920	1,402,565
Prudential Financial, Inc.	10,328	745,888
Travelers Cos., Inc.	17,124	1,998,542

		$7,297,435

Machinery & Tools – 2.9%
Caterpillar, Inc.	3,946	$302,027
Cummins, Inc.	2,054	225,817
Deere & Co.	3,092	238,053
Eaton Corp. PLC	14,870	930,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – continued
Illinois Tool Works, Inc.	7,678	$786,534
Ingersoll-Rand Co. Ltd., “A”	4,276	265,155

		$2,747,853

Major Banks – 11.2%
Bank of New York Mellon Corp.	25,510	$939,533
Goldman Sachs Group, Inc.	9,946	1,561,323
JPMorgan Chase & Co.	65,935	3,904,671
PNC Financial Services Group, Inc.	8,326	704,130
State Street Corp.	11,379	665,899
Wells Fargo & Co.	56,435	2,729,197

		$10,504,753

Medical & Health Technology & Services – 0.9%
Express Scripts Holding Co. (a)	8,661	$594,924
McKesson Corp.	1,795	282,264

		$877,188

Medical Equipment – 4.9%
Abbott Laboratories	23,286	$974,053
Medtronic PLC	26,115	1,958,625
St. Jude Medical, Inc.	9,741	535,755
Thermo Fisher Scientific, Inc.	7,977	1,129,463

		$4,597,896

Oil Services – 1.6%
Baker Hughes, Inc.	1,385	$60,705
National Oilwell Varco, Inc.	13,866	431,233
Schlumberger Ltd.	13,926	1,027,043

		$1,518,981

Other Banks & Diversified Financials – 3.8%
American Express Co.	13,005	$798,507
BB&T Corp.	14,113	469,540
Citigroup, Inc.	16,271	679,314
U.S. Bancorp	40,401	1,639,877

		$3,587,238

Pharmaceuticals – 8.0%
Allergan PLC (a)	1,011	$270,978
Endo International PLC (a)	5,677	159,808
Johnson & Johnson	30,162	3,263,528
Merck & Co., Inc.	24,855	1,315,078
Novartis AG, ADR	3,170	229,635
Pfizer, Inc.	68,334	2,025,420

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
Roche Holding Ltd., ADR	7,259	$222,307

		$7,486,754

Printing & Publishing – 0.2%
McGraw-Hill Cos., Inc.	1,809	$179,055
Time, Inc.	995	15,363

		$194,418

Railroad & Shipping – 1.2%
Canadian National Railway Co.	8,098	$505,801
Union Pacific Corp.	7,406	589,147

		$1,094,948

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	1,871	$299,996
Bed Bath & Beyond, Inc. (a)	3,266	162,124

		$462,120

Telecommunications – Wireless – 0.3%
Vodafone Group PLC, ADR	7,056	$226,145

Telephone Services – 1.7%
Verizon Communications, Inc.	29,482	$1,594,387

Tobacco – 4.1%
Altria Group, Inc.	9,332	$584,743
Philip Morris International, Inc.	33,226	3,259,803

		$3,844,546

Trucking – 1.4%
United Parcel Service, Inc., “B”	12,746	$1,344,321

Utilities – Electric Power – 1.1%
Duke Energy Corp.	9,592	$773,883
Xcel Energy, Inc.	5,267	220,266

		$994,149

Total Common Stocks		$92,678,562

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	927,317	$927,317

Total Investments		$93,605,879

OTHER ASSETS, LESS LIABILITIES – 0.2%		191,388

Net Assets – 100.0%		$93,797,267

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$92,678,562	$—	$—	$92,678,562
Mutual Funds	927,317	—	—	927,317
Total Investments	$93,605,879	$—	$—	$93,605,879

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$61,898,104
Gross unrealized appreciation	32,947,593
Gross unrealized depreciation	(1,239,818)
Net unrealized appreciation (depreciation)	$31,707,775

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,498,006	4,927,834	(5,498,523)	927,317

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,553	$927,317

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2016

*	Print name and title of each signing officer under his or her signature.